Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Meals & entertainment					0.00%	4.45%
Business combination expenses					0.24%	0.00%
Fines and penalties					0.75%	0.00%
Change in valuation allowance					7.46%	22.71%
Income tax provision	8.37%	28.35%	2.23%	25.77%	29.45%	48.16%